SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details)	May 31, 2021
Debt Instrument [Line Items]
Warrants term	5 years
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants measurement input	0
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants measurement input	38.5
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.30
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants measurement input	0.33